Summary of Valuation of Company's Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Total carrying value of plan assets	$ 254.2	$ 224.4
US Equity | Large Cap
Defined Benefit Plan Disclosure [Line Items]
Total carrying value of plan assets	66.9	60.5
US Equity | Mid Cap
Defined Benefit Plan Disclosure [Line Items]
Total carrying value of plan assets	8.1	7.2
US Equity | Small Cap
Defined Benefit Plan Disclosure [Line Items]
Total carrying value of plan assets	8.1	7.3
Non-US Equity
Defined Benefit Plan Disclosure [Line Items]
Total carrying value of plan assets	33.7	27.8
US Bonds | Government
Defined Benefit Plan Disclosure [Line Items]
Total carrying value of plan assets		20.2
US Bonds | Corporate
Defined Benefit Plan Disclosure [Line Items]
Total carrying value of plan assets		9.7
US Bonds | Aggregate
Defined Benefit Plan Disclosure [Line Items]
Total carrying value of plan assets	55.5	16.3
Non-US Bonds | Government
Defined Benefit Plan Disclosure [Line Items]
Total carrying value of plan assets		4.5
Non-US Bonds | Corporate
Defined Benefit Plan Disclosure [Line Items]
Total carrying value of plan assets	50.7	46.4
Non-US Bonds | Aggregate
Defined Benefit Plan Disclosure [Line Items]
Total carrying value of plan assets	5.7
Insurance Contracts
Defined Benefit Plan Disclosure [Line Items]
Total carrying value of plan assets	19.5	18.0
Other Investment
Defined Benefit Plan Disclosure [Line Items]
Total carrying value of plan assets	6.0	6.5
Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	254.2	224.4
Fair Value, Inputs, Level 2 | US Equity | Large Cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	66.9	60.5
Fair Value, Inputs, Level 2 | US Equity | Mid Cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8.1	7.2
Fair Value, Inputs, Level 2 | US Equity | Small Cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8.1	7.3
Fair Value, Inputs, Level 2 | Non-US Equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	33.7	27.8
Fair Value, Inputs, Level 2 | US Bonds | Government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		20.2
Fair Value, Inputs, Level 2 | US Bonds | Corporate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		9.7
Fair Value, Inputs, Level 2 | US Bonds | Aggregate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	55.5	16.3
Fair Value, Inputs, Level 2 | Non-US Bonds | Government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		4.5
Fair Value, Inputs, Level 2 | Non-US Bonds | Corporate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	50.7	46.4
Fair Value, Inputs, Level 2 | Non-US Bonds | Aggregate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5.7
Fair Value, Inputs, Level 2 | Insurance Contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	19.5	18.0
Fair Value, Inputs, Level 2 | Other Investment
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 6.0	$ 6.5